Financial Risk Management - Schedule of Credit Risk Profile of Trade Receivables (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Financial Risk Management [Line Items]
Trade receivables	$ 1,199,983	$ 623,161
ECL	(10,079)	(10,079)
Trade receivables, net	1,189,904	613,082
Not Past Due [Member]
Financial Risk Management [Line Items]
Trade receivables	963,793	622,707
ECL	(8,096)	(10,079)
Trade receivables, net	955,697	612,628
30 Days [Member]
Financial Risk Management [Line Items]
Trade receivables	141,108	454
ECL	(1,185)
Trade receivables, net	139,923	454
31 Days to 60 Days [Member]
Financial Risk Management [Line Items]
Trade receivables	92,415
ECL	(776)
Trade receivables, net	91,639
61 Days to 90 Days [Member]
Financial Risk Management [Line Items]
Trade receivables	2,667
ECL	(22)
Trade receivables, net	$ 2,645